Other operating income	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other operating income
25.	Other operating income

	NOTE	2018	2017	2016
		(Thousands of yen)
Reversal of impairment losses of property, plant and equipment	12	2,582	—	2,511
Gain on sales of property, plant and equipment	(i)	482,414	8,769	70,682
Foreign exchange gains, net		—	40	1,308
Others		60,189	56,792	34,061

Total		545,185	65,601	108,562

(i)

Gain on sales of property, plant and equipment for the year ended December 31, 2018, includes JPY 481,192 thousand of gain recognized on the sales of property, plant and equipment from directly-owned restaurants to franchised restaurants.